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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

  Investment Company Act file number 811-21321

                    Pioneer Municipal High Income Trust
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  April 30

Date of reporting period:  January 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Principal

 Amount

 USD $

 S&P / Moody's

 Ratings

 Value

 TAX-EXEMPT OBLIGATIONS                                                                                                                                                                                                                                         — 127.0% of Net Assets

 Alabama — 2.2%

 2,500,000

 B-/B2

 Alabama Industrial Development Authority Solid Waste Disposal Revenue, 6.45%, 12/1/23

 $

 2,261,250

 1,000,000

 NR/NR

 Huntsville-Redstone Village Special Care Facilities Financing Authority, 5.5%, 1/1/28

 925,950

 4,500,000

 NR/NR

 Huntsville-Redstone Village Special Care Facilities Financing Authority, 5.5%, 1/1/43

 3,565,710

 $

 6,752,910

 Arizona — 2.4%

 5,000,000

 BBB-/Baa3

 Apache County Industrial Development Authority, 5.85%, 3/1/28

 $

 5,001,800

 994,000

 NR/Baa3

 Pima County Industrial Development Authority, 6.75%, 7/1/31

 994,398

 950,000

 NR/Baa3

 Pima County Industrial Development Authority, 7.25%, 7/1/31

 952,175

 500,000

 NR/Baa2

 Yavapai County Industrial Development Authority, 6.0%, 8/1/33

 508,005

 $

 7,456,378

 California — 9.7%

 3,000,000

 NR/A1

 ABAG Finance Authority for Nonprofit Corp. Revenue Bonds, 5.75%, 7/1/37

 $

 3,155,250

 1,000,000

 NR/NR

 California Enterprise Development Authority Recovery Zone Facility Revenue, 8.5%, 4/1/31

 1,064,650

 7,885,000

 (a)

 AA-/NR

 California State University Revenue, RIB, 11.126%, 9/20/28 (144A)

 9,595,178

 3,000,000

 BB+/NR

 California Statewide Communities Development Authority, 7.25%, 10/1/38 (144A)

 3,112,410

 568,006

 (b)

 NR/NR

 California Statewide Communities Development Authority Environmental Facilities Revenue, 9.0%, 12/1/38

 5,504

 5,150,000

 †

 AA+/Aaa

 Golden State Tobacco Securitization Corp., 7.8%, 6/1/42

 5,651,713

 7,000,000

 †

 AA+/Aaa

 Golden State Tobacco Securitization Corp., 7.875%, 6/1/42

 7,688,590

 $

 30,273,295

 Colorado — 1.0%

 2,000,000

 BBB+/NR

 Colorado Health Facilities Authority Revenue, 5.25%, 5/15/42

 $

 1,993,820

 1,000,000

 NR/NR

 Kremmling Memorial Hospital District, 7.125%, 12/1/45

 1,055,510

 $

 3,049,330

 Connecticut — 6.0%

 10,335,000

 (a)

 NR/Aaa

 Connecticut Health & Educational Facilities Authority Revenue, RIB, 11.885%, 8/21/35 (144A)

 $

 13,715,475

 1,000,000

 NR/NR

 Hamden Facility Revenue Bonds, Series 2009A, 7.75%, 1/1/43

 1,043,060

 5,000,000

 CCC+/NR

 Mohegan Tribe Indians Gaming Authority, 6.25%, 1/1/31

 4,133,650

 $

 18,892,185

 District Of Columbia — 3.7%

 5,000,000

 BBB/Baa1

 District of Columbia Tobacco Settlement Financing Corp., 6.5%, 5/15/33

 $

 5,417,800

 6,000,000

 BBB/Baa1

 District of Columbia Tobacco Settlement Financing Corp., 6.75%, 5/15/40

 6,070,320

 $

 11,488,120

 Florida — 7.6%

 1,500,000

 NR/NR

 Alachua County Health Facilities Authority Revenue, 8.125%, 11/15/41

 $

 1,520,685

 1,500,000

 NR/NR

 Alachua County Health Facilities Authority Revenue, 8.125%, 11/15/46

 1,520,685

 1,600,000

 NR/NR

 Beacon Lakes Community Development, 6.9%, 5/1/35

 1,626,656

 1,000,000

 NR/Ba3

 Capital Trust Agency Revenue Bonds, 7.75%, 1/1/41

 1,049,710

 1,000,000

 NR/NR

 Florida Development Finance Corp., Educational Facilities Revenue, 6.0%, 9/15/40

 1,016,050

 2,000,000

 NR/NR

 Florida Development Finance Corp., Educational Facilities Revenue, 7.625%, 6/15/41

 2,095,400

 1,000,000

 NR/NR

 Florida Development Finance Corp., Educational Facilities Revenue, 7.75%, 6/15/42

 1,025,430

 1,000,000

 †

 NR/WR

 Hillsborough County Industrial Development Authority Revenue, 8.0%, 8/15/32

 1,457,140

 2,330,000

 NR/NR

 Liberty County Subordinate Revenue, 8.25%, 7/1/28

 2,334,707

 2,500,000

 A-/A2

 Miami-Dade County Florida Aviation Revenue, 5.5%, 10/1/41

 2,769,725

 1,000,000

 NR/NR

 St. Johns County Industrial Development Authority Revenue, 5.25%, 1/1/26

 849,060

 2,000,000

 NR/NR

 St. Johns County Industrial Development Authority Revenue, 5.375%, 1/1/40

 1,526,840

 5,000,000

 NR/Baa1

 Tallahassee Health Facilities Revenue, 6.375%, 12/1/30

 5,006,600

 $

 23,798,688

 Georgia — 2.6%

 4,240,000

 (a)

 NR/Aa3

 Atlanta Georgia Water and Wastewater Revenue, RIB, 11.126%, 1/30/13 (144A)

 $

 4,765,506

 500,000

 CCC+/NR

 Clayton County Development Authority Revenue, 9.0%, 6/1/35

 536,845

 2,400,000

 NR/NR

 Fulton County Residential Care Facilities Revenue, 5.0%, 7/1/27

 1,932,120

 1,100,000

 NR/NR

 Fulton County Residential Care Facilities Revenue, 5.125%, 7/1/42

 792,429

 $

 8,026,900

 Idaho — 1.6%

 5,000,000

 BBB+/Baa1

 Power County Industrial Development Corp., 6.45%, 8/1/32

 $

 5,005,800

 Illinois — 14.4%

 1,000,000

 (b)

 NR/NR

 Illinois Finance Authority Revenue, 6.0%, 11/15/27

 $

 500,000

 3,865,000

 BBB+/NR

 Illinois Finance Authority Revenue, 6.0%, 8/15/38

 4,134,004

 2,000,000

 AA+/Aa2

 Illinois Finance Authority Revenue, 6.0%, 8/15/39

 2,300,180

 4,000,000

 (b)

 NR/NR

 Illinois Finance Authority Revenue, 6.0%, 11/15/39

 2,000,000

 2,450,000

 NR/NR

 Illinois Finance Authority Revenue, 6.375%, 5/15/17

 2,451,739

 2,500,000

 NR/Baa2

 Illinois Finance Authority Revenue, 6.5%, 4/1/39

 2,724,225

 500,000

 NR/NR

 Illinois Finance Authority Revenue, 7.0%, 5/15/18

 500,305

 1,700,000

 NR/NR

 Illinois Finance Authority Revenue, 7.625%, 5/15/25

 1,717,340

 600,000

 NR/NR

 Illinois Finance Authority Revenue, 7.75%, 5/15/30

 604,986

 2,000,000

 NR/NR

 Illinois Finance Authority Revenue, 8.0%, 5/15/40

 2,018,860

 3,200,000

 NR/NR

 Illinois Finance Authority Revenue, 8.0%, 5/15/46

 3,230,176

 4,000,000

 NR/NR

 Illinois Finance Authority Revenue, 8.25%, 5/15/45

 4,032,520

 2,500,000

 NR/NR

 Illinois Finance Authority Revenue, 8.25%, 2/15/46

 2,498,425

 16,880,000

 (c)

 AAA/A3

 Metropolitan Pier & Exposition Authority Dedicated State Tax Revenue, 0.0%, 6/15/22

 15,169,043

 1,540,000

 NR/NR

 Southwestern Illinois Development Authority Revenue, 5.625%, 11/1/26

 1,153,368

 $

 45,035,171

 Indiana — 2.0%

 3,000,000

 A+/A1

 Indiana Health & Educational Facility Financing Authority Hospital Revenue, 5.0%, 2/15/39

 $

 3,058,110

 3,570,000

 NR/NR

 Vigo County Hospital Authority Revenue, 5.8%, 9/1/47 (144A)

 3,216,641

 $

 6,274,751

 Louisiana — 2.1%

 1,500,000

 BBB-/Baa3

 Louisiana Local Government Environmental Facilities Revenue, 6.75%, 11/1/32

 $

 1,619,535

 5,000,000

 NR/Baa1

 Louisiana Public Facilities Authority Revenue, 5.5%, 5/15/47

 5,106,850

 $

 6,726,385

 Maine — 0.5%

 1,500,000

 NR/Baa3

 Maine Health & Higher Educational Facilities Authority Revenue, 7.5%, 7/1/32

 $

 1,718,115

 Massachusetts — 7.6%

 7,100,000

 A/WR

 Massachusetts Development Finance Agency, 5.75%, 1/1/42

 $

 8,712,907

 2,305,000

 NR/NR

 Massachusetts Development Finance Agency, 7.1%, 7/1/32

 2,063,851

 860,000

 AA/NR

 Massachusetts Educational Financing Authority Revenue, 6.0%, 1/1/28

 993,360

 1,860,000

 AAA/Aaa

 Massachusetts Health & Educational Facilities Authority Revenue, 5.5%, 7/1/32

 2,680,613

 1,000,000

 NR/Caa1

 Massachusetts Health & Educational Facilities Authority Revenue, 6.0%, 10/1/23

 776,810

 3,500,000

 †

 NR/NR

 Massachusetts Health & Educational Facilities Authority Revenue, 6.25%, 7/1/22

 3,620,680

 4,500,000

 (b)

 NR/NR

 Massachusetts Health & Educational Facilities Authority Revenue, 6.5%, 1/15/38

 44,955

 5,000,000

 BB-/NR

 Massachusetts Health & Educational Facilities Authority Revenue, 6.75%, 10/1/33

 5,050,600

 $

 23,943,776

 Michigan — 3.1%

 935,000

 NR/NR

 Doctor Charles Drew Academy, 5.7%, 11/1/36

 $

 632,855

 1,500,000

 BB-/NR

 John Tolfree Health System Corp., 6.0%, 9/15/23

 1,320,975

 2,000,000

 BB+/NR

 Kent Hospital Finance Authority Revenue, 6.25%, 7/1/40

 2,025,260

 5,830,000

 B-/NR

 Michigan Tobacco Settlement Finance Authority, 6.0%, 6/1/48

 4,375,648

 1,410,000

 BBB/NR

 Star International Academy Certificates of Participation, 6.125%, 3/1/37

 1,360,100

 $

 9,714,838

 Minnesota — 0.9%

 1,675,000

 BB-/NR

 Duluth Economic Development Authority Health Care Facilities Revenue, 7.25%, 6/15/32

 $

 1,691,164

 1,000,000

 NR/NR

 Port Authority of the City of Bloomington Minnesota Facility Revenue Bonds, 9.0%, 12/1/35

 1,064,690

 $

 2,755,854

 Montana — 0.1%

 1,600,000

 (b)(d)

 NR/NR

 Two Rivers Authority, Inc., Correctional Facility Improvement Revenue, 7.375%, 11/1/27

 $

 240,048

 Nebraska — 0.2%

 2,000,000

 (b)(d)

 NR/NR

 Grand Island Solid Waste Disposal Facilities Revenue, 7.0%, 6/1/23

 $

 566,220

 Nevada — 0.0%*

 2,000,000

 (b)(d)

 NR/NR

 Nevada State Department of Business & Industry, 7.25%, 1/1/23

 $

 2,400

 New Jersey — 7.9%

 10,000,000

 B/B3

 New Jersey Economic Development Authority Revenue, 6.25%, 9/15/29

 $

 9,956,900

 6,150,000

 (e)

 B/B3

 New Jersey Economic Development Authority Revenue, 7.0%, 11/15/30

 6,150,246

 8,000,000

 †

 AA+/Aaa

 Tobacco Settlement Financing Corp., 6.75%, 6/1/39

 8,693,600

 $

 24,800,746

 New Mexico — 1.2%

 1,500,000

 NR/NR

 Otero County New Mexico Project Revenue, 6.0%, 4/1/23

 $

 1,337,385

 2,960,000

 NR/NR

 Otero County New Mexico Project Revenue, 6.0%, 4/1/28

 2,451,146

 $

 3,788,531

 New York — 10.1%

 2,000,000

 NR/NR

 Chautauqua County Capital Resource Corp. Revenue, 8.0%, 11/15/30

 $

 2,128,220

 3,000,000

 NR/NR

 Dutchess County Industrial Development Agency Revenue, 7.5%, 3/1/29

 3,034,230

 2,000,000

 BBB+/NR

 Hempstead Local Development Corp. Revenue Bonds, 5.75%, 7/1/39

 2,186,400

 2,050,000

 NR/NR

 Nassau County New York Industrial Development Agency Revenue, 6.7%, 1/1/43

 1,592,092

 2,000,000

 BB-/B2

 New York City Industrial Development Agency, 5.25%, 12/1/32

 1,616,240

 2,000,000

 BB-/B2

 New York City Industrial Development Agency, 7.625%, 12/1/32

 2,001,200

 2,000,000

 NR/C

 New York City Industrial Development Agency, 8.0%, 8/1/12

 1,843,640

 1,000,000

 NR/Ba1

 New York State Dormitory Authority Revenue, 6.125%, 12/1/29

 1,024,080

 7,040,000

 (a)

 NR/Aaa

 New York State Dormitory Authority Revenue, RIB, 13.432%, 5/29/14 (144A)

 10,790,771

 2,750,000

 BB/NR

 Seneca Nation Indians Capital Improvement Authority Revenue, 5.25%, 12/1/16 (144A)

 2,606,697

 3,000,000

 NR/NR

 Suffolk County Industrial Development Agency, 7.25%, 1/1/30

 2,999,580

 $

 31,823,150

 North Carolina — 2.9%

 4,785,000

 NR/NR

 Charlotte North Carolina Special Facilities Revenue, 5.6%, 7/1/27

 $

 4,171,228

 4,795,000

 NR/NR

 Charlotte North Carolina Special Facilities Revenue, 7.75%, 2/1/28

 4,801,665

 $

 8,972,893

 Oklahoma — 0.3%

 1,225,000

 (b)

 NR/NR

 Tulsa Municipal Airport Revenue, 6.25%, 6/1/20

 $

 921,004

 Pennsylvania — 2.5%

 1,550,000

 NR/Baa2

 Allegheny County Hospital Development Authority Revenue, 5.125%, 5/1/25

 $

 1,550,186

 1,000,000

 CC/NR

 Columbia County Hospital Authority Health Care Revenue, 5.9%, 6/1/29

 961,640

 665,000

 BBB+/Baa3

 Hazleton Health Services Authority Hospital Revenue, 5.625%, 7/1/17

 665,499

 1,280,000

 (b)

 NR/NR

 Langhorne Manor Borough Higher Education & Health Authority Revenue, 7.35%, 7/1/22

 371,187

 5,000,000

 B-/Caa2

 Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue, 6.0%, 6/1/31

 3,939,500

 500,000

 BBB+/NR

 Pennsylvania Higher Educational Facilities Authority Revenue, 5.4%, 7/15/36

 508,575

 $

 7,996,587

 Rhode Island — 2.0%

 6,000,000

 (d)

 NR/NR

 Central Falls Detention Facilities Revenue, 7.25%, 7/15/35

 $

 4,793,940

 1,500,000

 NR/NR

 Rhode Island Health & Educational Building Corp Revenue, 8.375%, 1/1/46

 1,547,535

 $

 6,341,475

 South Carolina — 1.3%

 3,185,000

 †

 BBB+/Baa1

 South Carolina Jobs Economic Development Authority Revenue, 6.375%, 8/1/34

 $

 3,462,923

 665,000

 †

 BBB+/Baa1

 South Carolina Jobs Economic Development Authority Revenue, 6.375%, 8/1/34

 724,604

 $

 4,187,527

 Tennessee — 4.7%

 7,000,000

 †

 NR/A2

 Johnson City Health & Educational Facilities Board Hospital Revenue, 7.5%, 7/1/33

 $

 7,373,450

 2,480,000

 NR/A1

 Knox County Health, Educational & Housing Facilities Board Hospital Revenue, 6.375%, 4/15/22

 2,536,222

 4,600,000

 BBB+/NR

 Sullivan County Health, Educational & Housing Facilities Board Hospital Revenue, 5.25%, 9/1/36

 4,691,632

 $

 14,601,304

 Texas — 14.6%

 1,345,000

 NR/B3

 Bexar County Housing Finance Corp., 8.0%, 12/1/36

 $

 949,395

 2,500,000

 BB+/Ba1

 Central Texas Regional Mobility Authority Revenue, 6.75%, 1/1/41

 2,620,825

 4,000,000

 NR/NR

 Decatur Hospital Authority Revenue, 7.0%, 9/1/25

 4,049,400

 725,078

 (b)(d)

 NR/NR

 Gulf Coast Industrial Development Authority, 7.0%, 12/1/36

 6,990

 3,750,000

 B-/B3

 Houston Airport System Special Facilities Revenue, 5.7%, 7/15/29

 3,543,975

 5,340,000

 NR/NR

 Lubbock Health Facilities Development Corp., 6.625%, 7/1/36

 5,240,249

 10,000,000

 BBB+/A3

 North Texas Tollway Authority Revenue, 5.75%, 1/1/33

 10,908,000

 2,810,000

 (a)

 NR/Aaa

 Northside Independent School District, RIB, 11.669%, 6/15/12 (144A)

 3,159,705

 1,500,000

 NR/NR

 Red River Health Facilities Development Corp., Revenue, 8.0%, 11/15/41

 1,536,480

 2,000,000

 NR/NR

 Tarrant County Cultural Education Facilities Finance Corp., 8.0%, 11/15/34

 2,061,880

 1,000,000

 NR/NR

 Tarrant County Cultural Education Facilities Finance Corp., 8.125%, 11/15/39

 1,023,370

 1,500,000

 NR/NR

 Tarrant County Cultural Education Facilities Finance Corp., 8.25%, 11/15/44

 1,539,000

 7,040,000

 (a)

 NR/Aaa

 Texas State, RIB, 12.64%, 4/1/13 (144A)

 9,292,518

 $

 45,931,787

 Vermont — 0.5%

 1,500,000

 A-/Baa1

 Vermont Educational & Health Buildings Financing Agency Revenue, 6.0%, 10/1/28

 $

 1,581,840

 Virginia — 0.3%

 1,000,000

 BBB/Ba1

 Peninsula Ports Authority, 6.0%, 4/1/33

 $

 1,027,090

 Washington — 9.9%

 4,710,000

 A+/A2

 Spokane Public Facilities District Hotel/Motel Tax & Sales, 5.75%, 12/1/27

 $

 5,040,454

 7,025,000

 BBB/Baa1

 Tobacco Settlement Authority Revenue, 6.625%, 6/1/32

 7,307,194

 14,315,000

 AA+/Aa1

 Washington State General Obligation, 0.0%, 6/1/22

 10,931,220

 3,795,000

 A/A2

 Washington State Health Care Facilities Authority Revenue, 6.0%, 1/1/33

 4,175,525

 5,000,000

 NR/NR

 Washington State Housing Finance Committee Nonprofit Revenue, 5.625%, 1/1/27

 3,635,400

 $

 31,089,793

 West Virginia — 0.3%

 745,000

 NR/NR

 West Virginia Hospital Finance Authority Hospital Revenue Bonds, 9.125%, 10/1/41

 $

 826,808

 Wisconsin — 0.8%

 2,500,000

 NR/NR

 Wisconsin Public Finance Authority Continuing Care Retirement Community Revenue, 8.25%, 6/1/46

 $

 2,622,550

 TOTAL TAX-EXEMPT OBLIGATIONS

 (Cost $374,019,744)

 $

 398,234,249

 MUNICIPAL COLLATERALIZED DEBT OBLIGATION — 2.2% OF NET ASSETS

 10,000,000

 (d)(e)

 NR/NR

 Non-Profit Preferred Funding Trust I, 6.75%, 9/15/37 (144A)

 $

 6,938,500

 TOTAL MUNICIPAL COLLATERALIZED DEBT OBLIGATION

 (Cost $10,000,000)

 $

 6,938,500

 Shares

 Value

 COMMON STOCK                                                                                                                                                                                                                              — 0.8%

 Transportation — 0.8%

 251,078

 (f)

 Delta Air Lines, Inc.

 $

 2,648,873

 TOTAL COMMON STOCKS

 (Cost $6,612,756)

 $

 2,648,873

 TOTAL INVESTMENTS IN SECURITIES — 130.0%

 (Cost $390,632,500)(g)(h)

 $

 407,821,622

 OTHER ASSETS AND LIABILITIES — 2.2%

 $

 6,757,926

 PREFERRED SHARES AT REDEMPTION VALUE, INCLUDING DIVIDENDS PAYABLE — (32.2)%

 $

 (101,001,172)

 NET ASSETS APPLICABLE TO COMMON SHAREOWNERS — 100.0%

 $

 313,578,376

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At January 31, 2012, the value of these securities amounted to $67,193,401 or 21.4% of total net assets applicable to common shareowners.

 NR

 Security not rated by S&P or Moody's

 RIB

 Residual Interest Bonds

 WR

 Withdrawn rating

 †

Prerefunded bonds have been collateralized by U.S. Treasury or U.S. Government Agency securities which are held in escrow to pay interest and principal on the tax exempt issue and to retire the bonds in full at the earliest refunding date.

 *

 Amount rounds to less than 0.1%.

 (a)

 The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the coupon rate at January 31, 2012.

 (b)

 Security is in default and is non-income producing.

 (c)

 Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at January 31, 2012.

 (d)

Indicates a security that has been deemed illiquid. The aggregate cost of illiquid securities is $22,082,721. The aggregate fair value of $12,548,098 represents 4.0% of the total net assets applicable to common shareowners.

 (e)

 The interest rate is subject to change periodically.  The interest rate shown is the coupon rate at January 31, 2012.

 (f)

 Non-income producing.

 The concentration of investments by type of obligation/market sector is as follows:

 Insured:

 NATL-RE

5.1
%

 FSA

3.6

 AMBAC

2.9

 NATL-RE FGIC

2.7

 PSF-GTD

0.8

 Revenue Bonds:

 Medical Revenue

21.7

 Other Revenue

13.5

 Tobacco Revenue

11.3

 Health Revenue

9.9

 Development  Revenue

7.3

 Education Revenue

6.2

 Airport Revenue

6.0

 Facilities Revenue

3.1

 Pollution Control Revenue

3.0

 Transportation Revenue

2.7

 Housing Revenue

0.2

 Utilities Revenue**

0.0

100
%

 Various inputs are used in determining the value of the Trust’s investments.

 These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities,

 interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Trust’s own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans are categorized as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) are categorized as Level 3.

 Level 1

 Level 2

 Level 3

 Total

 Tax exempt obligations

$—

$398,234,249
$—
$398,234,249

 Municipal collateralized debt obligation

 —

 6,938,500

 —

 6,938,500

 Common stocks

 2,648,873

 —

 —

 2,648,873

 Total

$2,648,873

$405,172,749
$—
$407,821,622

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. (a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2). Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Municipal High Income Trust By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr, President Date March 30, 2012 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr., President Date March 30, 2012 By (Signature and Title)* /s/ Mark Bradley Mark Bradley, Treasurer Date March 30, 2012 * Print the name and title of each signing officer under his or her signature.